Obligations Related to Capital Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Lease Obligations

	December 31, 2018 $	December 31, 2017 $
Teekay LNG
LNG Carriers	1,274,569	961,711
Suezmax Tanker	23,987	49,838
Teekay Tankers
Suezmax Tankers	191,267	148,908
Aframax Tankers	157,899	—
LR2 Product Tanker	26,123	—
Total obligations related to capital leases	1,673,845	1,160,457
Less current portion	(102,115)	(114,173)
Long-term obligations related to capital leases	1,571,730	1,046,284

Schedule of Repayments of Capital Leases Including Imputed Interest
As at December 31, 2018, the remaining commitments related to the eight capital leases for Teekay LNG's LNG carriers and LNG carrier newbuildings, including the related purchase obligations, approximated $1.7 billion, including imputed interest of $435.3 million, repayable from 2019 through 2028, as indicated below:

Year	Commitment
2019	$119,517
2020	$118,685
2021	$117,772
2022	$116,978
2023	$116,338
Thereafter	$1,120,670
As at December 31, 2018, the remaining commitments related to Teekay LNG's one capital lease for a Suezmax tanker and Teekay Tankers' five capital leases for Suezmax tankers, eight capital leases for Aframax tankers and one capital lease for the LR2 product tanker, including the related purchase obligations, approximated $581.3 million, including imputed interest of $182.0 million, repayable from 2019 through 2029, as indicated below:

Year	Commitment
2019	$72,168
2020	$47,373
2021	$47,237
2022	$47,230
2023	$47,222
Thereafter	$320,064